Income taxes	6 Months Ended
Jun. 30, 2021
Income Taxes [Line Items]
Disclosure Of Income Tax Explanatory
Note 8

Income taxes
Income tax expenses of USD 563

million were recognized for the
second

quarter

of

2021,

representing

an

effective

tax

rate

of
22.7
%, compared

with USD
328

million for

the second

quarter
of 2020 and an effective tax rate of 21.5%.
Current

tax

expenses

were

USD
346

million,

compared

with
USD 329

million,

and

related

to

taxable

profits

of

UBS
Switzerland AG and other entities.
Deferred tax

expenses were

USD
217

million, compared

with
a net deferred tax

benefit of USD
1

million, and primarily related
to the

amortization of

deferred tax

assets previously

recognized
in

relation

to

tax

losses

carried

forward

and

deductible
temporary differences of UBS Americas Inc.